CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net (loss) income	$ (28,427,244)	$ (6,755,603)	$ 1,406,519
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of warrants	(531,099)	(6,856,682)	7,906,529
Share based compensation expenses	2,418,688	0	0
Depreciation of property and equipment	3,760,619	5,883,313	6,452,324
Amortization of land use rights	48,406	67,131	79,353
Gain on disposals of property, plant and equipment	(417,277)	(90,700)	(14,002)
Gain on disposals of a subsidiary	0	(435,488)	(1,178,093)
Deferred income taxes	0	(23,939)	848,541
Allowance for doubtful accounts	23,950,416	7,509,470	1,199,110
Allowance for obsolescence stock	1,211,966	423,588	0
Impairment losses recognized on plant and equipment	0	2,599,980	0
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Trade and other receivables	8,355,425	(7,101,570)	(46,117,191)
Inventories	(743,189)	2,671,325	4,290,812
Trade and other payables	(7,612,138)	(20,539,601)	9,384,469
Advances from customers	(1,671,028)	4,169,072	454,930
Income tax payables	0	(675,952)	147,329
Net cash provided by (used in) operating activities	343,545	(19,155,656)	(15,139,370)
Cash flows from investing activities:
Acquisitions of - Land use rights	0	0	(5,695)
Acquisitions of - Property, plant and equipment and construction in progress	(893,646)	(929,108)	(4,154,726)
Disposals of property and equipment	932,572	(1,516,850)	8,829,460
Proceeds from disposal of a subsidiary	0	1,535,243	10,518,189
Net cash provided by (used in) investing activities	38,926	(910,715)	15,187,228
Cash flows from financing activities:
Cash received from capital contribution	0	0	5,210,000
Proceeds from bank borrowings	0	115,610,739	52,751,379
Repayment of bank borrowings	(462,567)	(121,283,331)	(60,142,218)
Due to a shareholder	0	0	(2,844,070)
Change in restricted cash	74,072	24,351,052	(3,680,317)
Net cash provided by (used in) financing activities	(388,495)	18,678,460	(8,705,226)
Effect of exchange rate changes on cash	(12,841)	1,233,448	(170,970)
Decrease in cash and cash equivalents	(18,865)	(154,463)	(8,828,338)
Cash and cash equivalents at beginning of year	63,149	217,612	9,045,950
Cash and cash equivalents at end of year	44,284	63,149	217,612
Supplemental disclosures of cash flow information:
Interest paid	3,254,991	3,710,945	5,295,616
Tax paid	0	1,207,434	2,693,055
Major non-cash transactions:
Issuance of shares for professional services	2,418,688	0	0
Warrant exercise	$ 0	$ 90	$ 182